Stockholders' Equity (Tables)	12 Months Ended
Dec. 31, 2013
Schedule of Share-based Compensation, Stock Options, Activity

The following table summarizes the Company’s stock option activity and related information through December 31, 2013:

		Options Outstanding
	Number of Shares Available for Grant	Number of Shares	Weighted- Average Exercise Price Per Share
Balance at December 31, 2010	832,686	2,344,767	$7.482
Options authorized	672,488	0	0
Options granted	(1,502,750)	1,502,750	$5.253
Options exercised	0	(441,963)	$3.018
Options forfeited	529,044	(529,044)	$12.083

Balance at December 31, 2011	531,468	2,876,510	$6.157
Options authorized	695,225	0	0
Options granted	(790,500)	790,500	$7.610
Options exercised	0	(266,522)	$4.010
Options forfeited	414,308	(414,308)	$13.042
2001 Plan shares expired	(8,643)	0	0

Balance at December 31, 2012	841,858	2,986,180	$5.794
Options authorized	933,819	0	0
Options granted	(1,935,000)	1,935,000	$4.292
Options exercised	0	(162,133)	$2.681
Options forfeited	583,575	(583,575)	$5.625

Balance at December 31, 2013	424,252	4,175,472	$5.242

Additional information related to the status of options at December 31, 2013 is as follows:

	Shares	Weighted- Average Exercise Price Per Share	Weighted- Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value (in thousands)
Outstanding	4,175,472	$5.242	6.24	$1,243
Vested and exercisable	2,677,128	$5.363	4.72	$1,008

Schedule of Share-based Compensation, Shares Authorized under Stock Option Plans, by Exercise Price Range

The following table summarizes information about stock options outstanding as of December 31, 2013:

Options Outstanding
Range of Exercise Prices	Number Outstanding	Number Exercisable	Weighted-Average Remaining Contractual Life (Years)
$0.8844 - $ 2.1225	360,143	360,143	2.34
$2.6800	399,687	399,687	5.29
$2.9300 - $ 3.3000	751,529	181,860	8.38
$4.0328 - $ 4.7600	286,853	267,408	4.17
$5.4000	815,832	303,702	7.84
$6.0500 - $ 8.0700	221,494	108,785	8.17
$8.0900	447,520	249,121	6.77
$8.1800 - $ 8.2000	422,123	340,079	5.36
$8.2100 - $14.0000	470,291	466,343	4.47

	4,175,472	2,677,128	6.24

Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions

The following table shows the range of assumptions used to compute the fair value of employee options granted during the years ended December 31, 2013, 2012 and 2011 using the Black-Scholes option pricing model:

Year Ended December 31,
	2013	2012	2011
Risk-free interest rate	0.69 to 1.59%	0.79 - 1.00%	1.16 - 2.95%
Expected life of the options	4.73 - 5.37 years	5.27 - 6.08 years	5.27 - 6.08 years
Dividend yield	None	None	None
Volatility	75.92 to 86.24%	82.07 - 89.71%	80.99 - 95.70%

Schedule of Share-based Goods and Nonemployee Services, Stock Options, Valuation Assumptions

The following table shows the range of assumptions used to compute the stock-based compensation costs for stock options granted to non-employees during the years ended December 31, 2013, 2012, and 2011 using the Black-Scholes option pricing model:

Year Ended December 31,
	2013	2012	2011
Risk-free interest rate	1.01 to 2.84%	0.95 - 2.23%	1.35 - 3.47%
Expected life of the options	6.00 to 9.92 years	6.25 - 9.92 years	7.26 - 9.92 years
Dividend yield	None	None	None
Volatility	74.76 to 83.31%	75.87 - 89.21%	76.68 - 93.19%

Schedule of Share-based Compensation, Employee Stock Purchase Plan, Activity

The following table summarized the Company’s ESPP activity through December 31, 2013:

	Number of Shares Available for Grant	Number of Shares Granted	Weighted- Average Grant Date Fair Value
Balance at December 31, 2010	455,805	44,195	0
Purchases	(8,119)	8,119	$3.245

Balance at December 31, 2011	447,686	52,314	0
Purchases	(5,359)	5,359	$1.979

Balance at December 31, 2012	442,327	57,673	0
Purchases	(3,859)	3,859	$2.516

Balance at December 31, 2013	438,468	61,532	0

Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions

The following table shows the range of assumptions used to compute the share-based compensation costs for the ESPP during the years ended December 31, 2013, 2012 and 2011 using the Black-Scholes option pricing model:

Year Ended December 31,
	2013	2012	2011
Risk-free interest rate	0.08 to 0.14%	0.13 - 0.14%	0.05 - 0.11%
Expected life of the options	0.50 years	0.50 years	0.50 years
Dividend yield	None	None	None
Volatility	49.64 to 56.46%	49.64 - 61.94%	40.64 - 147.47%

Schedule of Share-based Compensation Arrangement by Share-based Payment Award, Common Stock, Shares Reserved for Future Issuance

At December 31, 2013, the Company has reserved shares of common stock for future issuance as follows:

Number of Shares
Employee stock purchase plan	438,468
Stock option plans:
Subject to outstanding options	4,175,472
Available for future grants	424,252
Warrants	61,451

Total	5,099,643